SUBSEQUENT EVENTS (Details) (Terra Stabile A.E. and Terra Norma [Member], Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Terra Stabile A.E. and Terra Norma [Member] | Subsequent Event [Member]
December 31, 2013	$ 294
December 31, 2014	275
December 31, 2015	438
December 31, 2016	445
December 31, 2017	451
Thereafter	1,873
Operating leases future minimum payments due	$ 3,776